Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Schedule of accounts receivable

Accounts receivable, net consist of the following:

	As of June 30, 2026	As of December 31, 2025
	US$	US$
Accounts receivable	$588,081	$1,199,410
Less: Allowance for credit losses	-	(52,694)
Accounts receivable, net	$588,081	$1,146,716

Schedule of allowance for credit losses

Movements of allowance for credit losses are as follows:

	June 30, 2026	December 31, 2025
	US$	US$
Beginning balance	$52,694	$22,336
Allowance for credit losses	-	30,358
Recovery of credit losses	(18,522)	-
Write-off	(34,172)	-
Ending balance	$-	$52,694